K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

Jennifer R. Gonzalez D 202.778.9286 F 202.778.9100 jennifer.gonzalez@klgates.com

October 30, 2024 VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Neuberger Berman High Yield Strategies Fund Inc.
Registration Statement on Form N-2; File No. 811- 22396

Dear Sir or Madam:

Transmitted herewith for filing on behalf of the above-referenced closed-end, management investment company (the “Fund”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is the Fund’s Registration Statement on Form N-2, including the prospectus and the statement of additional information and certain exhibits (“Shelf Registration Statement”).  This transmission includes a conformed signature page.  The manually signed original of this document is maintained at the offices of the Fund.  The Fund will file a pre-effective amendment to the Shelf Registration Statement to respond to any Staff comments and include remaining exhibits.

The filing fee of $22,965, required by Section 6 of the Securities Act of 1933 Act, has been wired to Account No. 850000001001 at US Bank.

The Fund desires to have its Shelf Registration Statement made effective as promptly as practicable.  Accordingly, we respectfully request that the Staff use the limited review procedure of Securities Act Release No. 6510 (February 15, 1984) and review the Shelf Registration Statement at its earliest convenience.

To this end, the disclosure in the prospectus and SAI contains substantially similar disclosure to the prospectus and SAI contained in the currently effective shelf registration statement for the Fund (File Nos. 333-257996 and 811-23635) (Accession No. 0000898432-24-000146).

We would appreciate it if the staff would email a copy of the comment letter to the attention of the undersigned at jennifer.gonzalez@klgates.com as soon as the letter is available. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.  Thank you for your attention to this matter.

Sincerely, /s/ Jennifer R. Gonzalez Jennifer R. Gonzalez